UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

(Address of principal executive offices)

 (Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ADVENT CLAYMORE CONV SECS& INC FUND

Ticker Symbol:AVK	Cusip Number:00764C208
Record Date: 8/14/2006	Meeting Date: 9/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

AIRNET SYSTEMS, INC.

Ticker Symbol:ANS	Cusip Number:009417106
Record Date: 4/27/2007	Meeting Date: 6/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Shareholder meeting notification	For	Issuer	For	With

AMERITRANS CAPITAL CORP.

Ticker Symbol:AMTC	Cusip Number:03073H207
Record Date: 5/18/2007	Meeting Date: 6/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	Split	Issuer	For	With/Against
2	Ratify independent auditors	For	Issuer	For	With
3	approve amendment to articles of incorporation	For	Issuer	For	With
4	approve option grants to independent directors	For	Issuer	For	With
5	approve common stock private placement offering	For	Issuer	For	With

ARGAN INC.

Ticker Symbol:AGAX	Cusip Number:04010E109
Record Date: 5/7/2007	Meeting Date: 6/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Increase authorized shares of common stock	For	Issuer	For	With
3	Amend stock option plan	For	Issuer	For	With
4	Approval of independent auditors	For	Issuer	For	With

ARISTOTLE CORP.

Ticker Symbol:ARTL	Cusip Number:040448300
Record Date: 11/22/2006	Meeting Date: 12/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

BRANTLEY CAPITAL CORP.

Ticker Symbol:BBDC	Cusip Number:105494108
Record Date: 3/13/2007	Meeting Date: 4/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve asset purchase & sale agreement	For	Issuer	For	With

BURNHAM HOLDINGS, INC.

Ticker Symbol:BURCA	Cusip Number:122295108
Record Date: 3/2/2007	Meeting Date: 4/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Approve independent auditors	For	Issuer	For	With

CADUS CORP.

Ticker Symbol:KDUS	Cusip Number:127639102
Record Date: 11/29/2006	Meeting Date: 1/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

CONRAD IND.

Ticker Symbol:CNRD	Cusip Number:208305102
Record Date: 7/7/2006	Meeting Date: 8/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

COSINE COMMUNICATIONS

Ticker Symbol:COSN	Cusip Number:221222607
Record Date: 3/29/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

ELECTRO-SENSORS

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 3/5/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Ratify appointment of independent auditors	For	Issuer	For	With

FARMER BROTHERS

Ticker Symbol:FARM	Cusip Number:307675108
Record Date: 10/4/2006	Meeting Date: 11/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Ratify selection of independent auditors	For	Issuer	For	With

MEADE INSTRUMENTS

Ticker Symbol:MEAD	Cusip Number:583062104
Record Date: 12/1/2006	Meeting Date: 1/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Declassify board of directors	For	Issuer	For	With
3	Ratify appointment of independent auditors	For	Issuer	For	With
4	Approve Muellner stand-alone option grant	Against	Issuer	For	Against
5	Amend 1997 stock incentive plan	For	Issuer	For	With

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 7/17/2006	Meeting Date: 9/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	Against	Issuer	For	Against
2	Approve investment advisory contract	Against	Issuer	For	Against

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553839102
Record Date: 5/14/2007	Meeting Date: 6/28/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

NMS COMMUNICATIONS INC.

Ticker Symbol:NMSS	Cusip Number:629249105
Record Date: 3/13/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Ratify selection of independent auditors	For	Issuer	For	With

PDI INC.

Ticker Symbol:PDII	Cusip Number:69329V100
Record Date: 4/20/2007	Meeting Date: 6/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Ratification of independent auditors	For	Issuer	For	With

PEAK INTERNATIONAL

Ticker Symbol:PEAK	Cusip Number:G69586108
Record Date: 8/1/2006	Meeting Date: 9/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Fix director compensation	For	Issuer	For	With
3	Ratify & appoint independent auditors	For	Issuer	For	With
4	Fix independent auditor compensation	For	Issuer	For	With

PIONEER HIGH INCOME TRUST

Ticker Symbol:PHH	Cusip Number:72369H205
Record Date: 7/28/2006	Meeting Date: 9/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

PYRAMID BREWERIES

Ticker Symbol:PMID	Cusip Number:747135101
Record Date: 4/16/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Ratify appointment of independent auditors	For	Issuer	For	With

QUAKER FABRICS

Ticker Symbol:QFAB	Cusip Number:747399103
Record Date: 4/11/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

RECONDITIONED SYSTEMS

Ticker Symbol:RESY	Cusip Number:756240305
Record Date: 6/30/2006	Meeting Date: 8/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election Directors	Split	Issuer	For	With/Against

TECHNOLOGY SOLUTIONS CO.

Ticker Symbol:TSCC	Cusip Number:87872T207
Record Date: 3/19/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Ratify appointment of independent auditors	For	Issuer	For	With

UNIFI, INC.

Ticker Symbol:UFI	Cusip Number:904677101
Record Date: 9/22/2006	Meeting Date: 10/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

UNITED CAPITAL

Ticker Symbol:AFP	Cusip Number:909912107
Record Date: 5/21/2007	Meeting Date: 6/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With

USA REAL ESTATE INVESTMENT TRUST

Ticker Symbol:USRE	Cusip Number:90328G308
Record Date: 10/5/2006	Meeting Date: 12/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

VELCRO IND.

Ticker Symbol:VELCF	Cusip Number:922571104
Record Date: 1/4/2007	Meeting Date: 2/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt management report	For	Issuer	For	With
2	Approve Accounts	For	Issuer	For	With
3	Approve dividend payments	For	Issuer	For	With
4	Election directors & compensation	For	Issuer	For	With
5	Appoint auditors & compensation	For	Issuer	For	With

WESTERN ASSET PREMIER BOND FUND

Ticker Symbol:WEA	Cusip Number:957664204
Record Date: 3/16/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With

WHX CORP.

Ticker Symbol:WXCP	Cusip Number:929248506
Record Date: 5/7/2007	Meeting Date: 6/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election directors	For	Issuer	For	With
2	Increase authorized common share count	For	Issuer	For	With
3	approve 2007 incentive stock plan	For	Issuer	For	With
4	ratify appointment of independent auditors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: August 31, 2007

*Print the name and title of each signing officer under his or her signature.